EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2023
EXPENSES BY NATURE
EXPENSES BY NATURE

NOTE 30 — EXPENSES BY NATURE

The Company opted to present its Consolidated Income Statement by function. As required by IAS 1, the expenses classified by nature are as follows:

	2023	2022	2021
Depreciation and amortization	(3,047,212)	(2,866,699)	(2,658,561)
Labor expenses	(7,653,352)	(7,367,601)	(7,249,811)
Raw material and consumption material	(42,523,164)	(48,606,561)	(43,720,989)
Freight	(4,360,264)	(4,820,294)	(3,898,360)
Other expenses/income, net	(1,707,334)	(2,151,429)	(1,585,863)
Eletrobras compulsory loan recovery	—	—	1,391,280
Results in operations with subsidiary and joint ventures	—	—	(162,913)
	(59,291,326)	(65,812,584)	(57,885,217)
Classified as:
Cost of sales	(57,583,992)	(63,661,156)	(57,527,721)
Selling expenses	(716,195)	(733,026)	(715,830)
General and administrative expenses	(1,491,441)	(1,454,592)	(1,390,121)
Other operating income	1,033,506	246,313	979,760
Other operating expenses	(522,476)	(210,042)	(460,029)
Eletrobras compulsory loan recovery	—	—	1,391,280
Results in operations with subsidiary and joint ventures	—	—	(162,913)
Impairment of financial assets	(10,728)	(81)	357
	(59,291,326)	(65,812,584)	(57,885,217)